CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement Of Financial Position Abstract
Common Stock, Par value	$ 0.001	$ 0.001
Common Stock, Shares authorized	150,000,000	150,000,000
Common stock, shares issued	9,419,660	9,419,660
Common Stock, Shares outstanding	9,419,660	9,419,660